LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

(4)     LONG-TERM INVESTMENTS

Equity method investments

In September 2015, ATA BVI entered into an agreement to purchase 2,156,721 Series AA Preferred Shares issued by Brilent Inc. (“Brilent”) at a price of $0.6955 per Series AA Preferred Shares with a total consideration of USD 1.5 million. Brilent is a service provider with an easy to use SaaS (Software as a Service) based in the United States. ATA BVI held 15.47% equity interest of Brilent and one board seat out of six. The investment is accounted for under the equity method as ATA BVI is able to exercise significant influence through its board seat. The Company recognized its share of loss from this equity investment of RMB 2,837,834, RMB 1,395,234 and nil for the year ended March 31, 2017, nine months ended December 31, 2017 and year ended December 31, 2018, respectively.

Management evaluated whether there was other than temporary impairment based on the facts, including recent financing activities, projected and historical financial performance. Brilent encountered severe shortage of working capital resulted from continuous negative operating cash flows and turnover of key personnel in the fourth quarter of 2017. Management considered there was other than temporary impairment for the investments in Brilent and recognized the impairment loss of RMB 4,757,972 to reduce the investment to zero, therefore, the investment balance in Brilent was nil as of December 31, 2017 and 2018.

Other equity investments

	December 31, 2017	December 31, 2018
	RMB	RMB
Beijing Empower Education Online Co., Ltd.	38,000,000	38,000,000
ApplySquare Education & Technology Co., Ltd.	19,721,700	22,471,700
Beijing GlobalWisdom Information Technology Co., Ltd.	12,300,000	5,919,198
Total other equity investments	70,021,700	66,390,898

During the year ended March 31, 2017, the Group entered into shares purchase agreements to acquire 8.33% equity interest of Beijing Empower Education Online Co., Ltd. (“EEO”), 9% equity interest of ApplySquare Education & Technology Co., Ltd (“ApplySquare”), and 8.2% equity interest of Beijing GlobalWisdom Information Technology Co., Ltd. (“GlobalWisdom”), by paying cash consideration of RMB 32,500,000, USD 3,000,000 (equivalent to RMB 19,721,700), and RMB 12,300,000 respectively. ATA accounted for these investments as other equity investments using the cost method of accounting prior to January 1, 2018 in accordance with ASC325, Investments—Others, since these investments are not in-substance common stock due to the liquidation preference feature, and do not have readily determinable fair value. In connection with adoption of ASC321 Investment—Equity securities effective January 1, 2018, The Group elected to measure other equity investments without a readily determinable fair value at cost adjusted for changes resulting from impairments, if any, and observable price changes in orderly transactions for the identical or similar securities of the same issuer.

In April 2017, ATA entered into a capital increase agreement to make an additional investment of RMB 5,500,000 in EEO. The consideration has been paid to EEO in June 2017. After this additional investment, ATA invested a total of RMB 38,000,000 in EEO, and accounted for the investment under cost method in accordance with ASC325, Investments—Others as of December 31, 2017, since the investment is not in-substance common stock due to the liquidation preference feature, and does not have readily determinable fair value. ATA did not identify any observable price changes requiring an adjustment to the investment in EEO for the year ended December 31, 2018.

On June 20, 2018, ApplySquare entered into a new financing agreement with a group of new investors. After Applysquare’s new financing, ATA’s equity shares decreased from 9% to 7.95% and ATA still has the right to appoint one director. The new financing provided the observable price for ATA’s investment and ATA engaged a third party appraiser to evaluate this investment’s carrying amount based on the observable price, and recognized a gain of RMB 2,750,000 from the change in fair value. ATA accounts for the investment in ApplySquare at cost adjusted for observable price changes for the year ended December 31, 2018.

On July 26, 2017, GlobalWisdom entered into a new financing agreement with new investors. After GlobalWisdom’s new financing, ATA’s equity shares decreased to 6.8345% and ATA still has the right to appoint one director. Because these investment terms contain substantive liquidation preference over common stock that are not available to common shareholders, these investments are not substantially similar to common stock and ATA accounted for the investment under cost method in accordance with ASC325, Investments—Others as of December 31, 2017. As of December 31, 2018, ATA made a qualitative assessment and identified that GlobalWisdom failed to meet the expected milestones and operation forecasts and encountered shortage of working capital resulted from continuous negative operating cash flows, which indicates that impairment exists. ATA engaged a third party appraiser to evaluate the fair value of the investment in GlobalWisdom as of December 31, 2018 and recorded an impairment of RMB 6,380,802 based on the valuation result.

The Group determined that it was not practicable to estimate fair value of cost method investments as of December 31, 2017, because the sales prices or bid-and-asked quotations of the equity interests of these entities are not currently available and the cost of obtaining an independent valuation appears excessive considering the materiality of the investments to the Group. The Group recognized the cost of these investments at cash consideration and accounted for the investment by the cost method in accordance with ASC 325, Investments-Other as of December 31, 2017.

Available-for-sale investment

On March 24, 2016, ATA BVI entered into a convertible promissory note (“the Notes”) purchase agreement with Brilent pursuant to which Brilent will issue up to USD 2,500,000 of the Notes to certain investors including ATA BVI. On March 30, 2016 and April 28, 2016, Brilent issued the Notes to ATA BVI in the principal amount of USD 300,000 and USD 1,200,000 at a 6% interest rate per annum, in exchange for cash of USD 1,500,000. The Notes are due and redeemable 24 months from issuance. If a qualified financing occurs on or prior to the maturity date of the Notes, the Notes and all accrued and unpaid interest thereon shall convert, at ATA BVI’s option, into qualified financing securities at 75% of the qualified financing security purchase price subject to certain adjustment.

For the year ended March 31, 2017, RMB 568,320 was recognized as interest income in consolidated statements of comprehensive income (loss). The investment is classified as available-for-sale investment and is measured at fair value as of the balance sheet date. Unrealized holding loss of RMB 553,870 was reported in other comprehensive income (loss) for the year ended March 31, 2017. The Company determined the fair value of the Notes as of March 31, 2017 to be USD 1,504,000  (RMB 10,376,547). As a result of recent development of Brilent Inc., management considered that there was other than temporary impairment of this investment and recorded an impairment loss of the Notes of USD 1,504,000 (RMB 10,458,538) as of December 31, 2017. The unrealized loss of the Notes of RMB 553,870 has been reclassified to profit and loss correspondingly. Due to the above impairment recognized in the nine months ended December 31, 2017, the net book value of this investment is nil as of December 31, 2017 and 2018.